LifeX 2055 Longevity Income ETF Annual Fund Operating Expenses - LifeX 2055 Longevity Income ETF - LifeX 2055 Longevity Income ETF	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.25%

[1]	Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. Management Fees have been restated to reflect current contractual rates.
[2]	Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1955F’s operations to reflect estimated current expenses. LifeX Income Fund 1955F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.